Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) Segment	Mar. 31, 2023 Segment	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Oct. 21, 2020
Property, Plant and Equipment [Line Items]
FDIC insured amount	$ 250,000		$ 250,000		¥ 500,000
Cash and restricted cash uninsured	$ 69,224			$ 1,240,272
Impairment of long lived assets			$ 0	$ 0
PRC income tax rate	21.00%	21.00%	21.00%	21.00%
Value added tax rate	13.00%		13.00%	13.00%
Number of Reportable Segments | Segment	2	2
FSD insured amonut | ¥						¥ 500,000
Notes payable				$ 1,312,362
Retainage payable description			For equipment purchased from Shanghai Huaxin in the PRC, a related party, by RLSP in the PRC, the Company typically retains a portion of the purchase invoices, typically 3-5%, for 12 to 24 months to ensure the quality of equipment after installation during the qualifying warranty period
Retainage payable				$ 38,138
Number of operating and reporting segments | Segment			2	2
State Administration of Taxation, China [Member]
Property, Plant and Equipment [Line Items]
PRC income tax rate	25.00%		25.00%
Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life							50 years
Minimum [Member] | Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	15 years		15 years		15 years	15 years
Maximum [Member] | Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	50 years		50 years		50 years	50 years
Land Use Rights [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	50 years		50 years		50 years	50 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]		Useful Life, Shorter of Lease Term or Asset Utility [Member]		Useful Life, Shorter of Lease Term or Asset Utility [Member]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	47 years		47 years		47 years	47 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years		3 years		3 years	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	36 years		36 years		36 years	36 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	4 years		4 years		4 years	4 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	4 years		4 years		4 years	4 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years		10 years		10 years	10 years
Shanghai Xinsen Import and Export Co Ltd [Member] | XingxiuHua [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	90.00%		90.00%		90.00%	90.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | XingxiuHua [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	90.00%		90.00%		90.00%	90.00%
Ownership percentage description	Effective October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%.		Effective October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Shanghai Xinsen [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	70.00%		70.00%		70.00%	70.00%